Note 18 - Derivatives (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the six-month periods ended June 30, 2016 and 2017
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2016	2017		2016	2017
Interest rate swaps	$(14,550)	$(1,364)	Loss on derivative instruments, net	$-	$-
Reclassification to Interest and finance costs	11,489	6,459		-	-
Total	$(3,061)	$5,095		$-	$-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2016	2017
Non hedging interest rate swaps	Loss on derivative instruments, net	$(4,101)	$(897)
Ineffective portion of hedging interest rate swaps	Loss on derivative instruments, net	-	-
Forward contracts	Loss on derivative instruments, net	(158)	501
Total		$(4,259)	$(396)